COMPANY'S OPERATIONS - Share Purchase and Sale Agreement (Details) R$ in Thousands, $ in Thousands										1 Months Ended
	Sep. 30, 2022 BRL (R$)	Aug. 09, 2022 BRL (R$)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	Jun. 29, 2022 BRL (R$)	Jun. 22, 2022 USD ($)	Jun. 22, 2022 BRL (R$)	Apr. 28, 2022 USD ($)	Apr. 28, 2022 BRL (R$)	Aug. 31, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)
Vitex/Parkia
COMPANY'S OPERATIONS
Additional payment for adjusted price										R$ 18,726
Direct and indirect equity value	R$ 9,152,692
Percentage of ownership interest in subsidiary	100.00%
Vitex/Parkia | Purchase and sale agreement
COMPANY'S OPERATIONS
Transaction amount under terms of the agreement								$ 667,000	R$ 3,444,255
Additional payment for adjusted price				R$ 18,726
Cash balance of the Target Companies							R$ 4,185
Vitex/Parkia | Purchase and sale agreement, first installment
COMPANY'S OPERATIONS
Payment amount for asset acquisition						$ 330,000	R$ 1,704,054
Vitex/Parkia | Purchase and sale agreement, second installment
COMPANY'S OPERATIONS
Payment amount for asset acquisition			$ 337,000	R$ 1,740,201
Liabilities for assets acquisitions and associates			$ 337,000								R$ 1,740,201
Caravelas
COMPANY'S OPERATIONS
Direct and indirect equity value	R$ 111,323
Percentage of ownership interest in subsidiary	100.00%
Caravelas | Purchase and sale agreement
COMPANY'S OPERATIONS
Transaction amount under terms of the agreement					R$ 336,000
Payment amount for asset acquisition		R$ 356,854
Additional payment for adjusted price		R$ 10,428